Note 18 - Net Income (Loss) Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,144,998	11,994,698	767,083
Nonvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,900,445	1,900,445	0